Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segments
Business Segments.

The Company has five reportable segments: Apex, Oxford (formerly IT and Engineering), Life Sciences, Healthcare and Physician.

The Apex segment provides mission-critical IT operations professionals for contract, contract-to-hire and permanent placement positions to Fortune 1000 and mid-market clients across the United States, and offers consulting services for other select project-based needs. Apex provides staffing and services support for companies from all major industries, including financial services, business services, consumer and industrials, technology, healthcare, government services, and communications.

The Oxford segment provides high-end contract and direct placement services of information technology and engineering professionals with expertise in specialized information technology; software and hardware engineering; and mechanical, electrical, validation and telecommunications engineering fields.

The Life Sciences segment provides contract, contract-to-permanent and direct placement services of laboratory and scientific professionals to the biotechnology, pharmaceutical, food and beverage, medical device, personal care, chemical and environmental industries. These contract staffing specialties include chemists, clinical research associates, clinical lab assistants, engineers, biologists, biochemists, microbiologists, molecular biologists, food scientists, regulatory affairs specialists, lab assistants and other skilled scientific professionals.

The Physician segment provides contract and direct placement physicians to healthcare organizations. The Physician segment works with nearly all medical specialties, placing locum tenens physicians in hospitals, community-based practices, and federal, state and local facilities.

The Healthcare segment provides contract, contract-to-permanent and direct placement of professionals from a number of healthcare, medical financial and allied occupations. These contract staffing specialties include local nurses, respiratory therapists, surgical technicians, imaging technicians, x-ray technicians, medical technologists, phlebotomists, coders, billers, claims processors and collections staff.

The Company’s management evaluates the performance of each segment primarily based on revenues, gross profit and operating income. The information in the following table is derived directly from the segments’ internal financial reporting used for corporate management purposes.

The following table represents revenues, gross profit and operating income by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Apex	$508,743	$—	$—
Oxford (formerly IT and Engineering)	345,380	266,742	178,688
Life Sciences	162,799	155,324	109,495
Physician	102,679	80,617	73,595
Healthcare	57,914	44,956	39,542
	$1,177,515	$547,639	$401,320
Gross Profit:
Apex	$140,669	$—	$—
Oxford (formerly IT and Engineering)	122,043	94,967	64,775
Life Sciences	55,874	52,643	37,776
Physician	31,455	25,858	23,847
Healthcare	18,495	14,360	12,933
	$368,536	$187,828	$139,331
Operating Income (Loss):
Apex (1)	$21,593	$—	$—
Oxford (formerly IT and Engineering)	48,802	31,816	13,910
Life Sciences	11,626	10,727	5,305
Physician	8,383	5,347	5,010
Healthcare	(5,452)	(7,807)	(8,004)
	$84,952	$40,083	$16,221
____

(1) Apex operating income includes acquisition related costs of $9.8 million for the twelve months ended December 31, 2012.

The Company does not report Life Sciences and Healthcare segments’ total assets separately as the operations are largely centralized. The following table represents total assets as allocated by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Total Assets:
Apex	$642,594	$—	$—
Oxford (formerly IT and Engineering)	231,211	218,810	202,229
Life Sciences and Healthcare	139,601	107,915	74,979
Physician	84,615	83,940	63,908
	$1,098,021	$410,665	$341,116

The Company does not report all assets by segment for all reportable segments. The following table represents identifiable assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Gross Accounts Receivable:
Apex	$132,575	$—	$—
Oxford (formerly IT and Engineering)	56,336	47,658	30,725
Life Sciences	21,041	21,727	14,107
Healthcare	18,116	11,568	9,628
Physician	18,905	15,749	10,233
	$246,973	$96,702	$64,693

The Company operates internationally, with operations in the United States, Europe, Canada, China, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Domestic	$1,099,746	$479,508	$370,572
Foreign	77,769	68,131	30,748
	$1,177,515	$547,639	$401,320

The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2012	2011	2010
Long-lived Assets:
Domestic	$40,062	$19,078	$19,826
Foreign	2,006	1,033	754
	$42,068	$20,111	$20,580